UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 1999
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Creedon Capital Management, LLC
Address:   375 Park Avenue , Suite 2505
           New York, New York  10152

Form 13F File Number: 28-7674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott Creedon
Title:   Managing Member
Phone:   (212) 980-4639

Signature, Place, and Date of Signing:

                                        New York, New York    February 11, 2000
------------------------------------    ------------------    -----------------
             [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               0
                                                          --------

Form 13F Information Table Entry Total:                         45
                                                          --------

Form 13F Information Table Value Total:                   $145,327
                                                          --------
                                                         (thousands)

List of Other Included Managers:

None

                                               CREEDON 13F INFORMATION TABLE 12/31/99

   COLUMN 1                       COLUMN 2            COLUMN 3       COLUMN 4              COLUMN 5          COLUMN 6    COLUMN 7
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      VALUE      SHRS OR     SH/     PUT/   INVESTMENT    OTHER
NAME OF ISSUER                 TITLE OF CLASS          CUSIP         (X$1000)    PRN AMT     PRN     CALL   DISCRETION   MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
American Retirement Corp.      SB DB CV 5.75% 02     028913aa9        4,260    6,000,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Energy Inds           SUB NT CV 5.25% 06    007973AA8        2,360    2,000,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Alpharma Inc.                  SB NT CV 5.75% 05     020813AB7        1,125      945,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Alpharma Inc.                  SR SB CV 144A 06      020813AC5        1,088    1,000,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Alza Corp. Del                 Sub Db Conv 5% 06     022615AD0        1,050    1,000,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Amkor Technology Inc.          SB NT CV 5.75% 03     031652AA8        5,940    4,500,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
At Home Corp.                  SB NT CV 144A 06      045919AD9        1,903    2,000,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
At Home Corp.                  SB DB CV 144A 18      045919AA5        1,909    3,000,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Ameritrade Hldg Corp.          SB NT CV 144A 04      03072haa7          660      750,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Brightpoint Inc.               SB Lyon Zero 18       109473Ac2        3,943   11,106,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Checkpoint Sys Inc.            SB DB CV 5.25% 05     162825ab9        1,153    1,580,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Cellstar Corp.                 SUB NT CONV 5% 02     150925AC9        2,175    2,863,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Carematrix Corp.               SB NT CV 6.25% 04     141706ac5          175      500,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Cirrus Logic Corp.             SB NT CV 6% 03        172755AC4        6,395    7,705,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Citrix Sys Inc.                SD CV ZRO 144A 19     177376aa8        1,225   2,.500,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc.                  PFD CV EX 144A          156708307      3,015       30,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Checkfree Hldgs Corp.          Sub Nt CV 144A 06     162816AA0        5,548    3,500,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Danka Business Sys Plc         Sub Nt CV 6.75% 02    236277ab5        1,640    2,000,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Four Seasons Hotel Inc.        Lyon Zero Cpn 29      35100ead6        1,550    5,000,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Getty Images Inc.              SB NT CV 4.75% 03     374276Ac7        3,600    2,000,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
HMT Technology Corp.           SB NT CV 5.75% 04     403917AD9        6,560   16,821,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------

   COLUMN 1                               COLUMN 8
----------------------------------------------------------
                                      VOTING AUTHORITY
NAME OF ISSUER                      SOLE     SHARED  NONE
----------------------------------------------------------

American Retirement Corp.        6,000,000
----------------------------------------------------------
Advanced Energy Inds             2,000,000
----------------------------------------------------------
Alpharma Inc.                      945,000
----------------------------------------------------------
Alpharma Inc.                    1,000,000
----------------------------------------------------------
Alza Corp. Del                   1,000,000
----------------------------------------------------------
Amkor Technology Inc.            4,500,000
----------------------------------------------------------
At Home Corp.                    2,000,000
----------------------------------------------------------
At Home Corp.                    3,000,000
----------------------------------------------------------
Ameritrade Hldg Corp.              750,000
----------------------------------------------------------
Brightpoint Inc.                11,106,000
----------------------------------------------------------
Checkpoint Sys Inc.              1,580,000
----------------------------------------------------------
Cellstar Corp.                   2,863,000
----------------------------------------------------------
Carematrix Corp.                   500,000
----------------------------------------------------------
Cirrus Logic Corp.               7,705,000
----------------------------------------------------------
Citrix Sys Inc.                  2,500,000
----------------------------------------------------------
Cephalon Inc.                       30,000
----------------------------------------------------------
Checkfree Hldgs Corp.            3,500,000
----------------------------------------------------------
Danka Business Sys Plc           2,000,000
----------------------------------------------------------
Four Seasons Hotel Inc.          5,000,000
----------------------------------------------------------
Getty Images Inc.                2,000,000
----------------------------------------------------------
HMT Technology Corp.            16,821,000
----------------------------------------------------------

   COLUMN 1                       COLUMN 2            COLUMN 3       COLUMN 4              COLUMN 5          COLUMN 6    COLUMN 7
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      VALUE      SHRS OR     SH/     PUT/   INVESTMENT    OTHER
NAME OF ISSUER                 TITLE OF CLASS          CUSIP         (X$1000)    PRN AMT     PRN     CALL   DISCRETION   MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
Hutchinson Technology Inc.     SB NT CV 6% 05        448407ac0        1,044    1,105,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Ingram Micro Inc.              SR DB CV Zero 18      457153AA2        3,250   10,000,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
IOMEGA Corp.                   SB NT CV 6.75% 01     462030AA5        1,188    1,250,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Kulicke & Soffa Inds Inc.      SUB NT CV 144A 06     501242AC5        1,100    1,000,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp.                   SR DB CV ZRO 18       526057AA2        2,568    6,500,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Magna Intl Inc.                SB DB CV 4.875% 05    559222AG9          430      500,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Metamor Worldwide Inc.         SB NT CV 2.94% 04     59133PAA8        2,641    3,053,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Mindspring Enterprises Inc.    SB NT CV 5% 06        602683aa2       11,168   11,513,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
MRV Communications Inc.        SUB NT CONV 5% 03     553477ab6        3,574    1,500,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc.                 SB DB Conv 4.5% 03    574670ab1        2,235    3,000,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
National Australia Bk Ltd      Caps Uts Eschb1       632525309       11,161      404,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc.                  Sub Deb CV 5% 07      681904AD0        3,200    4,706,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Owens Ill Inc.                 PFD Conv $.01         690768502          781       25,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
App Fin Vi Maritius Ltd.       Lyons Nt Zero 12      00202naa3        2,324   13,000,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Phycor Inc.                    Sub DB CV 4.5% 03     71940FAB6        8,784    6,893,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
PSINET Inc.                    Pfd C CV 63/4         74437C309        1,740       30,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Premiere Technologies Inc.     SB NT CV 5.75% 04     74058FAC6          874    1,500,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Read-Rite Corp.                Sub Nt CV 6.5% 04     755246AA3        2,578    6,696,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Siebel Sys Inc.                SB NT CV 144A 06      826170aa0        4,850    2,500,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Silicon Graphics Inc.          SR NT CV 5.25% 04     827056ac6        6,020    8,000,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------

   COLUMN 1                               COLUMN 8
----------------------------------------------------------
                                      VOTING AUTHORITY
NAME OF ISSUER                      SOLE     SHARED  NONE
----------------------------------------------------------

Hutchinson Technology Inc.       1,105,000
----------------------------------------------------------
Ingram Micro Inc.               10,000,000
----------------------------------------------------------
IOMEGA Corp.                     1,250,000
----------------------------------------------------------
Kulicke & Soffa Inds Inc.        1,100,000
----------------------------------------------------------
Lennar Corp.                     6,500,000
----------------------------------------------------------
Magna Intl Inc.                    500,000
----------------------------------------------------------
Metamor Worldwide Inc.           3,053,000
----------------------------------------------------------
Mindspring Enterprises Inc.     11,513,000
----------------------------------------------------------
MRV Communications Inc.          1,500,000
----------------------------------------------------------
Mascotech Inc.                   3,000,000
----------------------------------------------------------
National Australia Bk Ltd          404,000
----------------------------------------------------------
Omnicare Inc.                    4,706,000
----------------------------------------------------------
Owens Ill Inc.                      25,000
----------------------------------------------------------
App Fin Vi Maritius Ltd.        13,000,000
----------------------------------------------------------
Phycor Inc.                      6,893,000
----------------------------------------------------------
PSINET Inc.                         30,000
----------------------------------------------------------
Premiere Technologies Inc.       1,500,000
----------------------------------------------------------
Read-Rite Corp.                  6,696,000
----------------------------------------------------------
Siebel Sys Inc.                 2,500,.000
----------------------------------------------------------
Silicon Graphics Inc.            8,000,000
----------------------------------------------------------

   COLUMN 1                       COLUMN 2            COLUMN 3       COLUMN 4              COLUMN 5          COLUMN 6    COLUMN 7
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      VALUE      SHRS OR     SH/     PUT/   INVESTMENT    OTHER
NAME OF ISSUER                 TITLE OF CLASS          CUSIP         (X$1000)    PRN AMT     PRN     CALL   DISCRETION   MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
Sunrise Assisted Lining Inc.   Sub NT CV 5.5% 02     86768kac0        2,036    2,635,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Stmicroelectronics NV          Sub lyon zero 08      861012AA0        4,062    5,000,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Tower Automotive Inc.          SB NT CV 5% 04        891707AE1        1,680    2,000,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp.          SB DB CV Zero 18      958102H8         8,765   59,424,000     PRN               SOLE
-----------------------------------------------------------------------------------------------------------------------------------


   COLUMN 1                                COLUMN 8
-----------------------------------------------------------
                                       VOTING AUTHORITY
NAME OF ISSUER                       SOLE     SHARED  NONE
-----------------------------------------------------------

Sunrise Assisted Lining Inc.      2,635,000
-----------------------------------------------------------
Stmicroelectronics NV             5,000,000
-----------------------------------------------------------
Tower Automotive Inc.             2,000,000
-----------------------------------------------------------
Western Digital Corp.            59,424,000
-----------------------------------------------------------